Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenue before provision for doubtful accounts	$ 219,704	$ 64,342	$ 51,821
Provision for doubtful accounts	(3,206)	(2,239)	(2,424)
Revenue	216,498	62,103	49,397
Salaries, wages and benefits (including equity-based compensation expense of $17,320 for the year ended December 31, 2011)	152,609	38,661	32,572
Professional fees	8,896	1,675	1,827
Supplies	11,349	3,699	2,841
Rents and leases	5,576	1,288	885
Other operating expenses	20,171	6,870	6,720
Depreciation and amortization	4,278	976	967
Interest expense, net	9,191	738	774
Sponsor management fees	1,347	120
Transaction-related expenses	41,547	918
Total expenses	254,964	54,945	46,586
(Loss) income from continuing operations before income taxes	(38,466)	7,158	2,811
(Benefit from) provision for income taxes	(5,272)	477	53
(Loss) income from continuing operations	(33,194)	6,681	2,758
(Loss) income from discontinued operations, net of income taxes	(1,698)	(471)	119
Net (loss) income	$ (34,892)	$ 6,210	$ 2,877
Basic (loss) earnings per share:
(Loss) income from continuing operations	$ (1.77)	$ 0.38	$ 0.16
(Loss) income from discontinued operations	$ (0.09)	$ (0.03)
Net income (loss)	$ (1.86)	$ 0.35	$ 0.16
Diluted (loss) earnings per share:
(Loss) income from continuing operations	$ (1.77)	$ 0.38	$ 0.16
(Loss) income from discontinued operations	$ (0.09)	$ (0.03)
Net income (loss)	$ (1.86)	$ 0.35	$ 0.16
Shares outstanding:
Basic	18,757	17,633	17,633
Diluted	18,757	17,633	17,633